Note 9 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 1,636
2022	2,495
2023	1,339
2024	1,290
2025	1,356
Thereafter	15,792
Total	$ 23,908